Other Long-Term Liabilities (Tables)	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Summary of Detailed about Other Long term Liabilities

As at,	December 31, 2024	March 31, 2024

The carrying amount of the following other long term liabilities:

Accrued interest payable, Provincial MENDM Loan	$7.3	$3.5

Financing arrangements	12.6	10.4

Long-term disability plan obligation	1.1	0.9

Long-term portion of lease liability	2.2	2.2

Legal settlement	3.5	-

	$26.7	$17.0